Financial instruments and Retirement benefit obligations - Financial instruments - Carrying amounts and fair values (Details) - USD ($) $ in Millions	Jun. 27, 2026	Dec. 31, 2025	Jun. 28, 2025
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 2,323	$ 2,017	$ 2,034
Financial liabilities	(5,094)	(4,478)	(4,439)
At fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	215	182	62
Financial assets, at fair value	215	182	62
Financial liabilities	(298)	(124)	(125)
Financial liabilities, at fair value	(298)	(124)	(125)
At fair value | Acquisition consideration
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(286)	(107)	(89)
At fair value | Acquisition consideration | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	(286)	(107)	(89)
At fair value | Forward foreign exchange contracts
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(8)	(15)	(36)
At fair value | Forward foreign exchange contracts | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	(8)	(15)	(36)
At fair value | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(3)
At fair value | Interest rate swaps | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	(3)
At fair value | Currency swaps
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1)	(2)
At fair value | Currency swaps | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	(1)	(2)
At fair value | Forward foreign exchange contracts
Disclosure of detailed information about financial instruments [line items]
Financial assets	54	33	2
At fair value | Forward foreign exchange contracts | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	54	33	2
At fair value | Investments.
Disclosure of detailed information about financial instruments [line items]
Financial assets	25	30	29
At fair value | Investments. | Level 1 & 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	25	30	29
At fair value | Investments relating to deferred compensation arrangements
Disclosure of detailed information about financial instruments [line items]
Financial assets	120	106
At fair value | Investments relating to deferred compensation arrangements | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	120	106
At fair value | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Financial assets	15	11	31
At fair value | Interest rate swaps | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	15	11	31
At fair value | Currency swaps
Disclosure of detailed information about financial instruments [line items]
Financial assets	1	2
At fair value | Currency swaps | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1	2
Not measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,108	1,835	1,972
Financial liabilities	(4,796)	(4,354)	(4,314)
Not measured at fair value | Acquisition consideration
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			(9)
Not measured at fair value | Bank overdraft and loans
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(19)	(8)	(17)
Not measured at fair value | Corporate bond not in a hedge relationship
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,395)	(1,394)	(1,493)
Not measured at fair value | Corporate bond in a hedge relationship
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,624)	(1,084)	(1,110)
Not measured at fair value | Private placement debt not in a hedge relationship
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(550)	(625)	(625)
Not measured at fair value | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,208)	(1,243)	(1,060)
Not measured at fair value | Trade and other receivables.
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,354	1,278	1,296
Not measured at fair value | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 754	$ 557	$ 676